Segment, Product and Geographic Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 802,917	$ 691,789	$ 840,542
Display drivers for large-size applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	272,906	224,423	226,087
Display drivers for mobile handsets applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	191,845	170,705	238,467
Display drivers for consumer electronics applications [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	177,114	165,271	207,514
Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment revenues	$ 161,052	$ 131,390	$ 168,474